Leases (Tables)	6 Months Ended
Jun. 30, 2025
Leases
Schedule of non-cancellable operating lease contracts	As of June 30, 2025, the Company had the following non-cancellable operating lease contracts:
Description of lease	Lease term
Office premise – Block 1090	3 years
Office premise – Block 1092	3 years

Schedule of amount recognized in the consolidated balance sheets

(a) Amount recognized in the consolidated balance sheets:

	December 31, 2024	June 30, 2025	June 30, 2025
	S$	S$	US$

Right-of-use assets	30,940	10,267	8,047

Operating lease liabilities
Current	35,812	13,215	10,358
Non-current	-	-	-
	35,812	13,215	10,358

Schedule of lease cost

(b) A summary of lease cost recognized in the Company’s consolidated statements of operations is as follows:

	Six-month ended June 30,
	2024	2025	2025
	S$	S$	US$
Operating lease cost
Operating lease expense	22,376	21,223	16,635

Schedule of supplemental cash flow information related to leases

(c) Supplemental cash flow information related to leases is as follows:

	Six-month ended June 30,
	2024	2025	2025
	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows for operating leases	22,376	21,223	16,635

Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

Minimum lease payment
S$
Twelve months ending December 31, 2025	36,421

Total future minimum lease payments	36,421
Less imputed interest	(609)

Present value of lease liabilities	35,812
Less: current portion	(35,812)

Long-term portion	-

Future minimum lease payments under non-cancellable operating lease agreements as of June 30, 2025 were as follows:

	Minimum lease payment
	S$	US$
Twelve months ending June 30, 2026	13,274	10,404

Total future minimum lease payments	13,274	10,404
Less imputed interest	(59)	(46)

Present value of operating lease liabilities	13,215	10,358
Less: current portion	(13,215)	(10,358)

Long-term portion	-	-

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of December 31, 2024 and June 30, 2025:

	December 31, 2024	June 30, 2025
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	9 months	3 months